Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies
Commitments and contingencies

Note 29. Commitments and contingencies

On November 15, 2024, the Group initiated legal proceedings against Performance Team LLC and its wholly owned subsidiary Performance Team Logistics LLC (collectively, “Maersk”). The dispute stems from Maersk’s alleged wrongful termination of an agreement for transport services, a termination the Group believes was without cause and in breach of contract.

To fulfill the Maersk agreement, the Group contracted with BYD Motors LLC (“BYD”) for vehicles and Voltera Power, LLC f/k/a EVConnex, LLC (“Voltera”) for charging infrastructure. Maersk’s purported termination altered the Group’s needs from these suppliers. On November 13, 2024 and December 2, 2024, BYD and Voltera filed legal actions against the Group to seek damages in relation to the service agreements for BYD and Voltera to respectively provide trucks and charging infrastructure. The cases are in preliminary stages with many of the arrangements yet to be finalized. The BYD and Voltera cases have been set for trial starting in April 2026 and December 2026.

Given the uncertainty of the litigation and the preliminary stage of the disputes, the Group is unable to estimate the range of reasonably possible loss that may result from the disputes. Because the proceedings are in preliminary stages and significant case details need to be determined, no provisions were recognized on December 31, 2025 or 2024.

As at December 31, 2025 and 2024, the Group held the following:

	For the year ended December 31,
	BYD		Voltera		Maersk
(SEK in thousands)	2025	2024	2025	2024	2025	2024
Trade and other receivables	354	1,133	-	-	15,578	27,645
Trade payables (including accruals)	121,757	140,085	68,220	42,631	-	-
Right-of-use asset	-	-	266,030	345,200	-	-
Lease liability	-	-	305,486	375,087	-	-

The Group’s contracts with customers typically include minimum commitments for both parties - transport capacity for the Group and monthly minimum fees for the customer. The Group has consistently been able to meet the commitments with no shortfalls under the agreements to provide the customer with its contracted capacity.